Statements of Operations (Annual Report [Member], USD $)	10 Months Ended	12 Months Ended		22 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Annual Report [Member]
REVENUE
Total revenue
EXPENSES:
Professional fees	1,200	1,900		3,100
Rent expense	1,910	4,584	1,910	6,494
Other operating expenses	158	1,543		1,701
Total operating expenses	3,268	8,027		11,295
NET LOSS FROM OPERATIONS	(3,268)	(8,027)		(11,295)
NET LOSS	$ (3,268)	$ (8,027)		$ (11,295)
Basic and diluted loss per common share	$ (0.00024)	$ (0.00023)
Weighted average number of common shares outstanding Basic and diluted	13,673,000	35,142,000